UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act File number 811-22263

Exchange Traded Concepts Trust

(Exact name of Registrant as specified in charter)

J. Garrett Stevens

10900 Hefner Pointe Drive

Suite 207

Oklahoma City, Oklahoma 73120

(Address of principal executive offices) (Zip code)

Exchange Traded Concepts Trust

10900 Hefner Pointe Drive

Suite 207

Oklahoma City, Oklahoma 73120

(Name and address of agent for service)

Copy to:

Christopher Menconi

Morgan, Lewis and Bockius LLP

1111 Pennsylvania Avenue, NW

Washington, DC 20004

Registrant’s telephone number, including area code: 1-405-778-8377

Date of fiscal year end: November 30, 2018

Date of reporting period: August 31, 2018

Item 1. Schedule of Investments

The registrant's schedules as of the close of the reporting period, as set forth in §§ 210.12-12 through 210.12-14 of Regulation S-X [17 CFR §§ 210-12.12-12.14], are attached hereto.

ETF Industry Exposure & Financial Services ETF Schedule of Investments August 31, 2018 (Unaudited)

Description	Shares	Fair Value

COMMON STOCK — 99.2%

Financials — 98.6%
Ameriprise Financial	864	$122,654
Bank of New York Mellon	2,232	116,399
BlackRock, Cl A	1,107	530,319
Cboe Global Markets	3,690	371,952
Charles Schwab	10,584	537,561
Citigroup	765	54,499
CME Group, Cl A	747	130,523
Cowen, Cl A *	3,483	52,942
Deutsche Boerse	387	53,582
E*TRADE Financial *	792	46,617
FactSet Research Systems	594	136,258
Flow Traders	10,323	302,191
Franklin Resources	1,566	49,705
Goldman Sachs Group	1,710	406,655
Interactive Brokers Group, Cl A	783	48,671
Intercontinental Exchange	7,767	592,078
Invesco	21,033	506,895
Investment Technology Group	2,385	52,184
Janus Henderson Group	1,584	44,748
JPMorgan Chase	3,598	412,259
Legg Mason	1,431	44,647
London Stock Exchange Group	2,142	128,735
LPL Financial Holdings	747	49,481
Manulife Financial	2,727	49,904
MarketAxess Holdings	243	46,126
Morgan Stanley	1,053	51,418
Morningstar	387	55,078
MSCI, Cl A	3,402	613,245
Nasdaq	4,140	395,121
Nomura Holdings	26,100	119,690
Northern Trust	1,179	126,695
Principal Financial Group	927	51,161
S&P Global	2,817	583,260
SEI Investments	1,944	122,628
State Street	5,949	517,028
TD Ameritrade Holding	2,169	127,038
Thomson Reuters	1,269	56,509
UBS Group	3,312	51,866
US Bancorp	2,493	134,896
Virtu Financial, Cl A	13,005	283,509
Virtus Investment Partners	918	118,422
WisdomTree Investments	51,487	423,223
		8,718,372
Information Technology — 0.6%
Envestnet *	882	55,743

Total Common Stock
(Cost $8,431,424)		8,774,115

Total Investments - 99.2%
(Cost $8,431,424)		$8,774,115

Percentages are based on Net Assets of $8,842,843.

*	Non-income producing security.

Cl — Class
MSCI — Morgan Stanley Capital International
S&P — Standard & Poor’s

As of August 31, 2018, all of the Fund's investments were considered Level 1 of the fair value hierarchy, in accordance with the authoritative guidance under U.S. GAAP.

For the period ended August 31, 2018, there have been no transfers between Level 1, Level 2 or Level 3 investments. It is the Fund’s policy to recognize transfers into and out of Level 1, Level 2 and Level 3 at the end of the reporting period.

For information regarding the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semi-annual and annual financial statements.

EMQ-QH-002-0300

Item 2.	Controls and Procedures

(a) The Registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”) (17 CFR 270.30a-3(c))) are effective, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17CFR 270.30a-3(b)) and Rule 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934 (17 CFR 240.13a-15(b) or 240.15d-15(b)), as of a date within 90 days of the filing date of this report.

(b) There were no significant changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the Registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 3. Exhibits.

A separate certification for the principal executive officer and the principal financial officer of the Registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)), are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	Exchange Traded Concepts Trust

/s/ J. Garrett Stevens
By (Signature and Title)	J. Garrett Stevens, Trustee and President

Date: October 26, 2018

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By (Signature and Title)	/s/ J. Garrett Stevens
J. Garrett Stevens, Trustee and President

Date: October 26, 2018

By (Signature and Title)	/s/ James J. Baker, Jr.
James J. Baker, Jr., Treasurer

Date: October 26, 2018